Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards and disallowed finance costs	$ 75,706	$ 78,031
Vessels and equipment	(489)	(277)
Other items	94	(276)
Gross deferred tax assets	71,932	76,775
Valuation allowance	(70,047)	(73,341)
Deferred Tax Liabilities, Derivatives	(3,379)	(703)
Other assets
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Assets, Net, Total	1,885	3,434
Deferred Tax Assets, Net of Valuation Allowance	(6,620)	(4,142)
Other Liabilities
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Liabilities, Net	$ 4,735	$ 708